Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2025 and June 30, 2026, lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2026

Lease liabilities - current portion	$56,266	$28,395
Lease liabilities - non-current portion	39,177	24,798
Total	$95,443	$53,193

Other lease information is as follows:

	For the six months ended June 30,
	2025	2026
Weighted-average remaining lease term - operating leases	0.8 year	1.9 year
Weighted-average discount rate - operating leases	6.03%	5.25%

Schedule of Future Minimum Payments Under Operating Leases

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

As of June 30,
Within 12 months	$30,462
More than 12 months and within 24 months	25,384
Total lease payments	55,846
Less: imputed interest	(2,653)
Total operating lease liabilities, net of interest	$53,193